                                Filed with the Securities and Exchange Commission on October 22, 2009

                                                         Registration No. 333-131035
                                                    Investment Company Act No. 811-07975

                                                     SECURITIES AND EXCHANGE COMMISSION
                                                            WASHINGTON, D.C. 20549

                                                                  FORM N-4
                                           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                       Post-Effective Amendment No. 25
                                                                     and
                                       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                              Amendment No. 101

                                     PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                          (Exact Name of Registrant)

                                                 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                                             (Name of Depositor)

                                                            213 WASHINGTON STREET
                                                        NEWARK, NEW JERSEY 07102-2992
                                                                (973) 802-7333
                                  (Address and telephone number of depositor's principal executive offices)

                                                              JOSEPH D. EMANUEL
                                                             CHIEF LEGAL OFFICER
                                               PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                        One Corporate Drive, Shelton, Connecticut 06484 (203) 944-7504
                                             (Name and Address of Agent for Service of Process)

                                                                  Copy To:

                                                        C. CHRISTOPHER SPRAGUE, ESQ.
                                                    VICE PRESIDENT AND CORPORATE COUNSEL
                                        751 Broad Street, Newark, New Jersey 07102-3714 (973) 802-6997

                                         Approximate Date of Proposed Sale to the Public: Continuous

                                 It is proposed that this filing become effective: (check appropriate space)

                                      [_]immediately upon filing pursuant to paragraph (b) of Rule 485

                                        [X]on October 26, 2009 pursuant to paragraph (b) of Rule 485

                                      [_]60 days after filing pursuant to paragraph (a) (i) of Rule 485

                                          [_]on ________ pursuant to paragraph (a) (i) of Rule 485

                                     [_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485

                                           [_]on ______ pursuant to paragraph (a) (ii) of Rule 485

                                                  If appropriate, check the following box:

                                   [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                    Title of Securities Being Registered:

Interest in Individual Variable Annuity Contracts.

Premier PLNJ

                                                                                                                 Pruco Life Insurance Company
                                                                                                   Pruco Life Insurance Company of New Jersey

Prudential Premier Variable Annuity B SeriesSM ("B Series")
Prudential Premier Variable Annuity L SeriesSM ("L Series")
Prudential Premier Variable Annuity X SeriesSM ("X Series")

                                                     Supplement dated November 16, 2009

                                                      To Prospectuses dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

This supplement describes a new guaranteed minimum accumulation benefit called Highest DailySM Guaranteed Return OptionSM II. The benefit is an optional benefit available under each of the above-referenced Annuities.

This supplement also describes an option available to those currently participating in Highest Daily GRO, under which they may elect, at no cost, a "90% cap rule" that limits the amount of Account Value that may be transferred into the required AST bond portfolio Sub-account. If you elect the 90% cap rule, we will replace the current formula governing asset transfers under the benefit with a formula that will transfer no more than 90% of Account Value into the applicable AST bond portfolio Sub-account.

Highest DailySM Guaranteed Return OptionSM II (HD GROSM II) is a guaranteed optional accumulation benefit. In contrast to an optional lifetime income benefit that guarantees a specified amount of withdrawals for life, an accumulation benefit guarantees a minimum account value as of a designated future date. Thus, HD GRO II may be an appropriate option for an annuity owner who wants a guaranteed minimum account value after a specified number of years. Because the guarantee inherent in the benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please see the introductory section of "Living Benefits" in the prospectus for a general discussion of our optional living benefits. As is the case with optional living benefits in general, the fulfillment of our guarantee under these benefits is dependent on our claims-paying ability.

A. We include the following revised entry in the "GLOSSARY OF TERMS" section of the prospectus:

Highest Daily Guaranteed  Return Option (Highest Daily GRO)SM /Highest DailySM  Guaranteed  Return OptionSM II (HD GROSMII):  Each of Highest
Daily GRO and HD GRO II is a separate  optional  benefit that,  for an  additional  cost,  guarantees a minimum  Account Value at one or more future  dates and that  requires  your  participation  in a program  that may  transfer  your  Account  Value  according  to a  predetermined mathematical  formula.  Each benefit has different  features,  so please  consult the  pertinent  benefit  description  in the section of the prospectus entitled "Living Benefits". Certain of these benefits are no longer available for election.

B. We revise the section entitled "Your Optional Benefit Fees and Charges" to add the following line items that set forth the fee for HD
GRO II:

                                          YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
                   ------------------------------------------------------------------------------------------
                                                        OPTIONAL
                                                      BENEFIT FEE/
                                                         CHARGE
                                                   (as a percentage of
                                                     Sub-account net      TOTAL        TOTAL        TOTAL
                                                     assets, unless       ANNUAL       ANNUAL       ANNUAL
                                                        otherwise       CHARGE /2/   CHARGE /2/   CHARGE /2/
                   OPTIONAL BENEFIT                    indicated)      for B SERIES for L SERIES for X SERIES
                   ------------------------------------------------------------------------------------------
                   HIGHEST DAILY GRO II

                   Current and Maximum Charge /3/         0.60%            1.75%        2.10%        2.15%

                   ------------------------------------------------------------------------------------------

HOW CHARGE IS DETERMINED
1) Highest Daily GRO II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For the B Series, the 1.75% total annual charge applies in all Annuity Years. For the L Series, the 2.10% total annual charge applies in all Annuity Years, and for the X Series, the 2.15% total annual charge applies in all Annuity Years.

2) The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.

3) Because there is no higher charge to which we could increase the current charge, the current charge and the maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit.  However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

C.  The "Summary - Options for Guaranteed Accumulation" section is revised, in pertinent part, as follows:

These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

Highest Daily GRO*
Highest Daily GRO II
* No longer available for new elections in a given state once Highest Daily GRO II is approved in that State.

D. With respect to the "Investment Options" section of the prospectus, we clarify that those electing Highest Daily Guaranteed Return
Option II must limit their investment options to either the Group I investment options or the Group II Optional Allocation & Rebalancing
Program investment options set forth below::

                                                   Group I: Allowable Benefit Allocations

Permitted Sub-accounts:
     AST Academic Strategies Asset Allocation
     AST Advanced Strategies
     AST Balanced Asset Allocation
      AST Capital Growth Asset Allocation
     AST CLS Growth Asset Allocation
     AST CLS Moderate Asset Allocation
     AST First Trust Balanced Target
     AST First Trust Capital Appreciation Target
     AST Horizon Growth Asset Allocation
     AST Horizon Moderate Asset Allocation
     AST Niemann Capital Growth Asset Allocation
     AST Parametric Emerging Markets Equity
     AST Preservation Asset Allocation
     AST Schroders Multi-Asset World Strategies
     AST T. Rowe Price Asset Allocation
     Franklin Templeton VIP Founding Funds Allocation Fund

                                             Group II: Optional Allocation & Rebalancing Program

Permitted Sub-accounts
     AST Academic Strategies Asset Allocation
     AST Advanced Strategies
     AST Aggressive Asset Allocation
     AST AllianceBernstein Core Value
     AST AllianceBernstein Growth & Income
     AST American Century Income & Growth
     AST Balanced Asset Allocation
     AST Capital Growth Asset Allocation
     AST CLS Growth Asset Allocation
     AST CLS Moderate Asset Allocation
     AST Cohen & Steers Realty
     AST DeAM Large-Cap Value
     AST Federated Aggressive Growth
     AST First Trust Balanced Target
     AST First Trust Capital Appreciation Target
     AST Global Real Estate
     AST Goldman Sachs Concentrated Growth
     AST Goldman Sachs Mid-Cap Growth
     AST Goldman Sachs Small-Cap Value
     AST High Yield
     AST Horizon Growth Asset Allocation
     AST Horizon Moderate Asset Allocation
     AST International Growth
     AST International Value
     AST Jennison Large-Cap Growth
     AST Jennison Large-Cap Value
     AST JPMorgan International Equity
     AST Large-Cap Value
     AST Lord Abbett Bond-Debenture
     AST Marsico Capital Growth
     AST MFS Global Equity
     AST MFS Growth
     AST Mid-Cap Value
     AST Money Market
     AST Neuberger Berman Mid-Cap Growth
     AST Neuberger Berman/LSV Mid-Cap Value
     AST Neuberger Berman Small-Cap Growth
     AST Niemann Capital Growth Asset Allocation
     AST Parametric Emerging Markets Equity
     AST PIMCO Limited Maturity Bond
     AST PIMCO Total Return Bond
     AST Preservation Asset Allocation
     AST QMA US Equity Alpha
     AST Schroders Multi-Asset World Strategies
     AST Small-Cap Growth
     AST Small-Cap Value
     AST T. Rowe Price Asset Allocation
     AST T. Rowe Price Global Bond
     AST T. Rowe Price Large-Cap Growth
     AST T. Rowe Price Natural Resources
     AST UBS Dynamic Alpha
     AST Western Asset Core Plus Bond

     Franklin Templeton VIP Founding Funds Allocation Fund

     ProFund VP*
     Consumer Goods
     Consumer Services
     Financials
     Health Care
     Industrials
     Large-Cap Growth
     Large-Cap Value
     Mid-Cap Growth
     Mid-Cap Value
     Real Estate
     Small-Cap Growth
     Small-Cap Value
     Telecommunications
     Utilities

*ProFund VP Portfolios are only available in the L Series.

E. Highest DailySMGuaranteed Return OptionSM II (HD GROSMII)
We add the following to the section entitled "Living Benefits."

HIGHEST DAILYSM GUARANTEED RETURN OPTIONSM II (HD GROSMII)

You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD GRO II and then re-elect the benefit on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit. As detailed below under "Key
Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account
Value is guaranteed as the "maturity date" for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your
Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant
Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the HD GRO II benefit was added (or re-added) to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest Account
Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-accounts used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing January 1, 2021, then a
$30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.

If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount
(including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including any AST bond portfolio
Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:
o        The Issue Date is December 1, 2010
o        The benefit is elected on December 1, 2010
o        The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
o        An additional guarantee amount of $300,000 is locked in on December 1, 2011
o        The Account Value immediately prior to the withdrawal is equal to $300,000
o        No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation (figures are rounded):

                               Withdrawal Amount divided by                                 $ 50,000
                               Account Value before withdrawal                              $300,000

                               Equals ratio                                                    16.67%
                               All guarantees will be reduced by the above ratio (16.67%)

                               Initial guarantee amount                                     $166,667
                               Additional guarantee amount                                  $250,000

Key Feature - Allocation of Account Value

We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST Bond Portfolio used with this benefit) as the "Permitted Sub-accounts".

HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula may not be altered once you elect the benefit. However, subject to any regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect HD GRO II and for existing
Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts in certain scenarios if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from the AST bond portfolio Sub-accounts to the Permitted Sub-accounts in other scenarios. The formula is set forth in Section G of this Supplement. A summary description of each AST bond portfolio Sub-account appears within the
Prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?" You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolios' prospectus by going to
www.prudentialannuities.com.

For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020
(corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021
(corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected Highest Daily GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the Prospectus for your
Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In general, the formula transfers Account Value between an AST bond portfolio Sub-account on the one hand, and your other Sub-accounts on the other hand. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the  Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts , exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio
Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred.
Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.
Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio
Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio
Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the
Permitted Sub-accounts you have elected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio
Sub-account , and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
o        March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio
         Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula), the
         $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and
         18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
o        Once there is a formula-initiated  transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit.
We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted
Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio
Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
o        The difference between your Account Value and your guarantee amount(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
o        The discount rate used to determine the present value of your guarantee(s);
o        Additional purchase payments, if any, that you make to the Annuity; and

o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market  recovery, e.g. more of the Account
Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer
Account Value to or from the AST bond portfolio Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

Election/Cancellation of the Benefit
HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.

Special Considerations under HD GRO II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted
     Sub-accounts are those described in Section D of this supplement. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
o        Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move
     Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
o        If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio
Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for:
(a) the risk that your Account Value on the maturity date is less than the amount guaranteed and
(b) administration of the benefit.

Closing of Highest Daily GRO ("HD GRO").  HD GRO is described in the section of the prospectus entitled "Living Benefits ". HD GRO will no
longer be available for new elections (or re-adds) in those jurisdictions where we have received regulatory approval to offer          HD
GRO II.  If you currently participate in HD GRO, this closing does not affect you or the guarantees associated with your benefit. However, subsequent to the closure, you will no longer be allowed to re-elect HD GRO if you decide to terminate it.

F. Optional 90% Cap Rule Applicable to Highest Daily GRO
In the section entitled "Living Benefits - Highest Daily GRO" , we add the following description of an optional feature for owners of
Highest Daily GRO that limits the amount of Account Value that can be allocated to the AST bond portfolio Sub-account used with the benefit.

OPTIONAL FEATURE FOR HIGHEST DAILY GRO
If you currently own an Annuity and have elected, as of the date of this Supplement, the Highest Daily GRO benefit, you can elect this optional feature, at no additional cost, which utilizes a new asset transfer formula. The new predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the asset transfer formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix E in your prospectus, and is provided below.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that
Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90%
of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account , only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted
Sub-accounts) at least until there is first a formula-initiated  transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer
AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio
Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio
Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the
Transfer AST bond portfolio Sub-account.

If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts.
This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire
Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account
Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio
Sub-account).

For example,
o        March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio
         Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
o        Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio
Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
(d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio
Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible than an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day, and in some instances (based upon the formula)
this additional transfer could be large.  Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio
Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio
Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

Important Considerations When Electing this Feature:
o        At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
o        Please be aware that because of the way the 90% cap rule asset transfer formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
o        If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
o        Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing Highest
     Daily GRO benefit.

The following is added to Appendix E in your prospectus:

                                     FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - HIGHEST DAILY GRO
                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:
o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value. Currently, it is 79%.
o        Ct is the middle target value. Currently, it is 82%.
o        Cu is the upper target value. Currently, it is 85%.
o        T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

For each guarantee provided under the benefit,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter.
         Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

     Transfer Calculation

     The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

     On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

      If (B / (V + B) > .90), then

     T = B - [(V + B) * .90]

     If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio
     Sub-account occurs.

     On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / V

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio
Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio
Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - V * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected
Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

G. FORMULA FOR HIGHEST DAILY GRO II

                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:

o        AV is the current Account Value of the Annuity
o        Vv is the current Account Value of the elected Sub-accounts of the Annuity
o        Vf is the current Account Value of any fixed-rate Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value. Currently, it is 79%.
o        Ct is the middle target value. Currently, it is 82%.
o        Cu is the upper target value. Currently, it is 85%.
o        T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

For each guarantee provided under the benefit,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter.
         Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / (Vv + Vf)

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio
Sub-account if 90% or more of Account Value is in that Sub-account (90% cap). If at the time we make a transfer to the AST bond portfolio
Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (Vv + Vf + B)) - B), [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap `, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected
Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

H. AMENDED DISCLOSURE PERTAINING TO HIGHEST DAILY GRO

We revise the following line item (and footnote 3) in the section of your prospectus entitled "Your Optional Benefit Fees and Charges" to read as appears below.  This change reflects the fact that the current charge and maximum charge for this benefit are the same, and thus clarifies the comparable portion of the May 1, 2009 prospectus.

                                          YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
                   -----------------------------------------------------------------------------------------
                                                       OPTIONAL
                                                     BENEFIT FEE/
                                                        CHARGE
                                                  (as a percentage of
                                                    Sub-account net      TOTAL        TOTAL        TOTAL
                                                    assets, unless       ANNUAL       ANNUAL       ANNUAL
                                                       otherwise       CHARGE /2/   CHARGE /2/   CHARGE /2/
                   OPTIONAL BENEFIT                   indicated)      for B SERIES for L SERIES for X SERIES
                   -----------------------------------------------------------------------------------------
                   HIGHEST DAILY GRO

                   Current and Maximum Charge /3/        0.60%            1.75%        2.10%        2.15%

                   -----------------------------------------------------------------------------------------

HOW CHARGE IS DETERMINED

1) Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies in all Annuity years. For the L Series, 1.85% total annual charge applies in all Annuity years, and for the X Series,
1.90% total annual charge applies in all Annuity Years. If you elected the benefit on or after May 1, 2009, the fees are as follows: For the B Series, 1.75% total annual charge applies in all Annuity years. For the L Series, 2.10% total annual charge applies in all Annuity years, and for the X Series, 2.15% total annual charge applies in all Annuity Years.

2) The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.

3) Because there is no higher charge to which we could increase the current charge, the current charge and maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit.  However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

I.  OTHER INFORMATION:

a.       Contingent on shareholder approval, effective on or about November 13, 2009, the AST Focus Four Plus Portfolio will merge into the
         AST First Trust Capital Appreciation Target Portfolio.  Thereafter, the AST Focus Four Plus Portfolio will cease to exist, and any
         Account Value that had been invested in the AST Focus Four Plus Portfolio Sub-account immediately prior to the merger will be transferred into the AST First Trust Capital Appreciation Target Portfolio Sub-account.

b.       The following underlying portfolio is added as a Sub-account to your Annuity effective January 4, 2010, however please note that you may not make Purchase Payments to, or transfer Account Value from, this Sub-account, and that this Sub-account is available only with certain living benefits.  In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio Annual Expenses:

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

                       UNDERLYING PORTFOLIO                          Management Fee      Other     (12b-1)      Acquired    Total Annual
                                                                                       Expenses       Fee       Portfolio     Portfolio
                                                                                                                 Fees &       Expenses
                                                                                                                Expenses

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

AST Bond Portfolio 2021                                                  0.65%*         0.31%**      0.00%        0.00%       0.96%***

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

   * The contractual  investment  management fee rate is subject to certain  breakpoints.  In the event the combined average daily net assets of the AST Bond  Portfolio  2017, the AST Bond Portfolio  2021,  the AST Bond  Portfolio  2015, the AST Bond Portfolio  2016, the AST Bond
   Portfolio  2018, the AST Bond  Portfolio  2019, the AST Bond  Portfolio  2020, and the AST Investment  Grade Bond Portfolio  (each, a Bond
   Portfolio and collectively,  the Bond Portfolios) do not exceed $500 million,  each Portfolio's  investment management fee rate will equal
   0.65% of its average daily net assets. In the event the combined average daily net assets of the Bond Portfolios exceed $500 million,  the portion of a Portfolio's  assets to which the investment  management fee rate of 0.65% applies and the portion of a Portfolio's  assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis. Such fee would be computed as follows.

                             [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

                [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

  ** Estimates  based on an assumed  average daily net asset level of $50 million for each Portfolio  during the fiscal year ending  December
   31, 2010. As used in connection with each Portfolio,  "other expenses" includes expenses for accounting and valuation services,  custodian fees, audit and legal fees,  transfer agency fees, fees paid to  non-interested  Trustees,  and certain other  miscellaneous  items.  Each
   Portfolio also will pay participating  insurance  companies an administrative  services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary asset-based  breakpoints.  Such administrative fee will compensate  participating insurance companies  for providing  certain  services to beneficial  shareholders  in lieu of the Trust,  including the printing and mailing of fund prospectuses and shareholder reports.

  *** Estimates  based on an assumed  average daily net asset level of $50 million for each Portfolio  during the fiscal year ending December
   31, 2010. The Investment  Managers have  contractually  agreed to waive a portion of their  investment  management  fees and/or  reimburse certain expenses for each Portfolio so that each  Portfolio's  investment  management fees plus other expenses  (exclusive in all cases of taxes,  interest,  brokerage commissions,  distribution fees, acquired fund fees and expenses,  and extraordinary  expenses) do not exceed
   1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31, 2010.

c.       In the section entitled, "Investment Options," we add the following table of Investment Objectives/Policies"

    ---------------------------------------------------------------------------------------------------------------------------------

         STYLE/TYPE                                                                                             PORTFOLIO ADVISOR/
                                                    INVESTMENT OBJECTIVES/POLICIES                                 SUB-ADVISOR

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                                                        ADVANCED SERIES TRUST

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2021: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for  Prudential Investment
        Fixed Income     a fixed maturity of 2021.  Please note that you may not make Purchase Payments to,      Management, Inc.
                         or transfer Account Value to or from, this portfolio, and that this portfolio is available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------

                                                                    Note:

Registrant is filing this Post-Effective Amendment No. 25 to Registration Statement No. 333-131035 for the purpose of including in the
Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of
Post-Effective Amendment No. 21 filed with the SEC on April 21, 2009, are hereby incorporated by reference. Financial statements for the
Depositor and the Registrant, each dated December 31, 2008, are incorporated herein by reference to that Post-Effective Amendment.
Additionally, all Prospectus Supplements and Exhibits to Part C filed in Post-effective Amendments Nos. 22 and 23, dated June 1, 2009 and
July 30, 2009, respectively, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                                   PART C

                                                              OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

10       Written Consent of Independent Registered Public Accounting Firm*

* Filed herewith

                                                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey on this 21st day of October 2009.

                                     PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                                 Registrant

                                                 Pruco Life Insurance Company of New Jersey

                                                                  Depositor

         /s/ Thomas C. Castano                                /s/ Scott D. Kaplan
         ----------------------------------                            ----------------------------------
         Thomas C. Castano                                    Scott D. Kaplan
         Secretary and Chief                                  President and Chief
         Legal Officer                                        Executive Officer

                                                                 SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                                                             Signature and Title
         *
-------------------------------
 TUCKER I. MARR
CHIEF ACCOUNTING OFFICER AND
CHIEF FINANCIAL OFFICER

         *
------------------------------
 JAMES J. AVERY JR.
DIRECTOR                                    Date: October 21, 2009

          *                                          *By:  /s/ THOMAS C. CASTANO
----------------------------------                   -------------------------------------
SCOTT D. KAPLAN                             THOMAS C. CASTANO
DIRECTOR                                    (ATTORNEY-IN-FACT)

          *
----------------------------------
BERNARD J. JACOB
DIRECTOR

         *
---------------------------------
 HELEN M. GALT
DIRECTOR

         *
---------------------------------
STEPHEN PELLETIER
DIRECTOR AND TREASURER

         *
---------------------------------
SCOTT G. SLEYSTER
DIRECTOR

333-131035

                                                                  Exhibits

10       Written Consent of Independent Registered Public Accounting Firm